Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	ALGER CHINA-US GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0001219064
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
ALGER CHINA-US GROWTH FUND (Prospectus Summary) | ALGER CHINA-US GROWTH FUND | ALGER CHINA-US GROWTH FUND Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHUSX
ALGER CHINA-US GROWTH FUND (Prospectus Summary) | ALGER CHINA-US GROWTH FUND | ALGER CHINA-US GROWTH FUND Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHUCX

ALGER CHINA-US GROWTH FUND (Prospectus Summary) | ALGER CHINA-US GROWTH FUND
Alger China-U.S. Growth Fund
INVESTMENT OBJECTIVE
Alger China-U.S. Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 20 of the Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ALGER CHINA-US GROWTH FUND		ALGER CHINA-US GROWTH FUND Class A	ALGER CHINA-US GROWTH FUND Class C
Maximum sales charge (load) imposed on purchases as a % of offering price		5.25%	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower		none	1.00%
Redemption Fee as a % of amount redeemed	[1]	2.00%	2.00%
[1]	The Fund charges a redemption fee of 2.0% on shares redeemed (including shares redeemed that were acquired by exchange) within thirty days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ALGER CHINA-US GROWTH FUND	ALGER CHINA-US GROWTH FUND Class A	ALGER CHINA-US GROWTH FUND Class C
Management Fees	1.20%	1.20%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.67%	0.71%
Total Annual Fund Operating Expenses	2.12%	2.91%

EXAMPLE
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example ALGER CHINA-US GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
ALGER CHINA-US GROWTH FUND Class A	729	1,154	1,604	2,848
ALGER CHINA-US GROWTH FUND Class C	394	901	1,533	3,233

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption ALGER CHINA-US GROWTH FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
ALGER CHINA-US GROWTH FUND Class A	729	1,154	1,604	2,848
ALGER CHINA-US GROWTH FUND Class C	294	901	1,533	3,233

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89.15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund aims to provide investors with the opportunity to benefit from China's economic growth, primarily through investments in Chinese companies and investments in U.S. companies that are benefiting from China's economic expansion.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in the equity securities of issuers that are economically tied to China (including Hong Kong and Taiwan) or the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change with respect to this policy. The Fund may invest the remainder of its net assets in investments that are not economically tied to either country. The Fund may invest in securities of any market capitalization.

For purposes of this investment strategy, an issuer is economically tied to a country if:

• The issuer is organized under the laws of, and its principal office is in, the country; or

• The issuer's primary securities trading market is in the country; or

• The country or a governmental division or municipality thereof guarantees the securities of the issuer; or

• Fifty percent or more of the issuer's assets are located in the country; or

• Fifty percent or more of the issuer's revenues or earnings are derived from the country.

While the Fund will concentrate its investments in the securities of companies economically tied to either China or the U.S., such companies may be organized under the laws of other countries, such as Canada, European countries, or other
Asian countries. Each of the Fund's investment advisers, Fred Alger Management,
Inc., and Martin Currie, Inc., the Fund's sub-investment adviser, directs its attention primarily to identifying and investing in the equity securities of companies that Fred Alger Management, Inc. and/or Martin Currie, Inc. believes will benefit from China's economic development and growth. The Fund will normally invest primarily in the U.S. and Chinese securities markets.

The Fund can leverage, that is borrow money to purchase additional securities.
By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and you may lose money by investing in the Fund. The Fund's price per share will fluctuate due to changes in the market prices of its investments.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political, and economic developments than other stocks, making their prices more volatile. Based on the
Fund's investment objective, an investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack of management depth.

The cost of borrowing money to leverage will increase Fund expenses as well as decrease the value of the Fund shares if the cost of borrowing money exceeds the returns for the securities purchased or the securities purchased decrease in value. Thus, the Fund's net asset value could decrease more quickly due to borrowing than if the Fund had not borrowed.

It may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Investing in foreign securities involves risks related to the political, social, and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Securities markets in China, including Hong Kong, are smaller, and less liquid, and tend to be more volatile than the U.S. securities markets. The Chinese market tends to be based on a few industries and investments that are diversified across a small number of countries. Chinese securities may also be affected by political, economic, and fiscal factors such as currency rate fluctuations, high unemployment, high inflation, decreased exports, over-extension of credit, economic recessions, foreign trade, and regulatory developments in China.

Investments in geographic-specific funds may be subject to concentration risk because the investments are not diversified across many countries and may be concentrated in a limited number of securities or market sectors.

Investments in foreign securities may be subject to the risk that foreign currencies will decline in value relative to the U.S. dollar. Most foreign securities are denominated in the currency of the securities exchange where they are traded. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar.

There may be less stringent government supervision and oversight of foreign markets than in the U.S. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.

Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the front-end sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance in the bar chart does not reflect the effect of the front-end sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown

ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)

Best Quarter: Q2 2009 27.22%  Worst Quarter: Q4 2008 -28.59%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns ALGER CHINA-US GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
ALGER CHINA-US GROWTH FUND Class A	Class A Return Before Taxes	9.31%	10.53%		12.24%	Nov 3, 2003
ALGER CHINA-US GROWTH FUND Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	9.31%	9.03%		10.64%	Nov 3, 2003
ALGER CHINA-US GROWTH FUND Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	6.05%	8.35%		9.86%	Nov 3, 2003
ALGER CHINA-US GROWTH FUND Class C	Class C Return Before Taxes	13.48%	11.00%	[1]	12.32%	Nov 3, 2003
MSCI Zhong Hua Index	MSCI Zhong Hua Index (reflects no deductions for fees, expenses or taxes)	10.03%	15.95%		15.95%	Nov 3, 2003
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%		4.52%	Nov 3, 2003
[1]	Performance of the Fund's Class C Shares prior to March 3, 2008 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
ALGER CHINA-US GROWTH FUND (Prospectus Summary) | ALGER CHINA-US GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger China-U.S. Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger China-U.S. Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 20 of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89.15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.15%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund aims to provide investors with the opportunity to benefit from China's economic growth, primarily through investments in Chinese companies and investments in U.S. companies that are benefiting from China's economic expansion.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in the equity securities of issuers that are economically tied to China (including Hong Kong and Taiwan) or the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change with respect to this policy. The Fund may invest the remainder of its net assets in investments that are not economically tied to either country. The Fund may invest in securities of any market capitalization.

For purposes of this investment strategy, an issuer is economically tied to a country if:

• The issuer is organized under the laws of, and its principal office is in, the country; or

• The issuer's primary securities trading market is in the country; or

• The country or a governmental division or municipality thereof guarantees the securities of the issuer; or

• Fifty percent or more of the issuer's assets are located in the country; or

• Fifty percent or more of the issuer's revenues or earnings are derived from the country.

While the Fund will concentrate its investments in the securities of companies economically tied to either China or the U.S., such companies may be organized under the laws of other countries, such as Canada, European countries, or other
Asian countries. Each of the Fund's investment advisers, Fred Alger Management,
Inc., and Martin Currie, Inc., the Fund's sub-investment adviser, directs its attention primarily to identifying and investing in the equity securities of companies that Fred Alger Management, Inc. and/or Martin Currie, Inc. believes will benefit from China's economic development and growth. The Fund will normally invest primarily in the U.S. and Chinese securities markets.

The Fund can leverage, that is borrow money to purchase additional securities.
By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and you may lose money by investing in the Fund. The Fund's price per share will fluctuate due to changes in the market prices of its investments.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political, and economic developments than other stocks, making their prices more volatile. Based on the
Fund's investment objective, an investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack of management depth.

The cost of borrowing money to leverage will increase Fund expenses as well as decrease the value of the Fund shares if the cost of borrowing money exceeds the returns for the securities purchased or the securities purchased decrease in value. Thus, the Fund's net asset value could decrease more quickly due to borrowing than if the Fund had not borrowed.

It may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Investing in foreign securities involves risks related to the political, social, and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

Securities markets in China, including Hong Kong, are smaller, and less liquid, and tend to be more volatile than the U.S. securities markets. The Chinese market tends to be based on a few industries and investments that are diversified across a small number of countries. Chinese securities may also be affected by political, economic, and fiscal factors such as currency rate fluctuations, high unemployment, high inflation, decreased exports, over-extension of credit, economic recessions, foreign trade, and regulatory developments in China.

Investments in geographic-specific funds may be subject to concentration risk because the investments are not diversified across many countries and may be concentrated in a limited number of securities or market sectors.

Investments in foreign securities may be subject to the risk that foreign currencies will decline in value relative to the U.S. dollar. Most foreign securities are denominated in the currency of the securities exchange where they are traded. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar.

There may be less stringent government supervision and oversight of foreign markets than in the U.S. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.

Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the front-end sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
Performance in the bar chart does not reflect the effect of the front-end sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the front-end sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Annual Return, Caption	rr_AnnualReturnCaption	ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: Q2 2009 27.22%  Worst Quarter: Q4 2008 -28.59%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
ALGER CHINA-US GROWTH FUND (Prospectus Summary) | ALGER CHINA-US GROWTH FUND | ALGER CHINA-US GROWTH FUND Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.59%)
ALGER CHINA-US GROWTH FUND | MSCI Zhong Hua Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Zhong Hua Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
ALGER CHINA-US GROWTH FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
ALGER CHINA-US GROWTH FUND | ALGER CHINA-US GROWTH FUND Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	729
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,154
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,604
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,848
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	729
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,154
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,604
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,848
Annual Return 2004	rr_AnnualReturn2004	12.38%
Annual Return 2005	rr_AnnualReturn2005	13.92%
Annual Return 2006	rr_AnnualReturn2006	39.41%
Annual Return 2007	rr_AnnualReturn2007	48.89%
Annual Return 2008	rr_AnnualReturn2008	(54.20%)
Annual Return 2009	rr_AnnualReturn2009	58.72%
Annual Return 2010	rr_AnnualReturn2010	15.37%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
ALGER CHINA-US GROWTH FUND | ALGER CHINA-US GROWTH FUND Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
ALGER CHINA-US GROWTH FUND | ALGER CHINA-US GROWTH FUND Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
ALGER CHINA-US GROWTH FUND | ALGER CHINA-US GROWTH FUND Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	394
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	901
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,533
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,233
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	294
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	901
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,533
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,233
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.00%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003

[1]	The Fund charges a redemption fee of 2.0% on shares redeemed (including shares redeemed that were acquired by exchange) within thirty days of purchase.
[2]	Performance of the Fund's Class C Shares prior to March 3, 2008 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.